Long Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long Term Assets [Abstract]
Prepaid expenses related to SEDA (see Note 15a2)	$ 140
Other	80	43
Long Term Assets	$ 220	$ 43